As filed with the Securities and Exchange Commission on December 18, 2006

Registration Nos. 2-99810 and 811-04391

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment	[	]
Post-Effective Amendment No. 91	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940	[ X ]
Amendment No. 89	[ X ]

OLD MUTUAL ADVISOR FUNDS II

(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, 6th Floor, Denver, Colorado 80237

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters

Old Mutual Capital, Inc.

4643 South Ulster Street, 6th Floor, Denver, Colorado 80237

(Name and Address of Agent For Service)

Copies to:

William H. Rheiner, Esq.	and to	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP		Old Mutual Capital, Inc.
1735 Market Street, 51st Floor		4643 South Ulster Street, 6th Floor
Philadelphia, PA 19103-7599		Denver, CO 80237
(215) 864-8600		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

[	]	immediately upon filing pursuant to paragraph (b)
[	]	on [date], 2006 pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[ X ]	on December 21, 2006 pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on [date] pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 18, 2006 (“PEA No. 90”), to December 21, 2006.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 18, 2006, Edgar Accession No. 0000775180-06-000031.

Statement of Additional Information – incorporated herein by reference to PEA No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 18, 2006, Edgar Accession No. 0000775180-06-000031.

Part C – incorporated herein by reference to PEA No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 18, 2006, Edgar Accession No. 0000775180-06-000031.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 91 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver in the State of Colorado on this 18th day of December, 2006.

OLD MUTUAL ADVISOR FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 91 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*
John R. Bartholdson	Trustee	December 18, 2006

*
Jettie M. Edwards	Trustee	December 18, 2006

*
Albert A. Miller	Trustee	December 18, 2006

*
Leigh A. Wilson	Trustee	December 18, 2006

/s/ Julian F. Sluyters Julian F. Sluyters	President and Principal Executive Officer	December 18, 2006

/s/ Robert T. Kelly Robert T. Kelly	Treasurer and Principal Financial Officer	December 18, 2006

*By:	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact

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